INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2021	2020

Loss before income taxes	$(1,253,242)	$(1,253,531)

Expected income tax recovery at statutory rates	$(338,000)	$(338,000)
Change in statutory, foreign tax, foreign exchange rates and other	(53,000)	50,000
Permanent differences	1,000	2,000
Adjustment to prior years provision versus statutory tax returns	(11,000)	(13,000)
Unrecognized temporary differences	401,000	299,000

Deferred income tax recovery	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020

Non-capital losses available for future periods	$780,000	$571,000
Property and equipment	(9,000)	(233,000)
Financing fees	38,000	70,000
	809,000	408,000
Unrecognized deferred income tax assets	(809,000)	(408,000)
Net deferred income tax assets	$-	$-